Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Oct. 25, 2020
Document Effective Date	Oct. 28, 2020
Prospectus Date	Oct. 28, 2020
Entity Inv Company Type	N-1A
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Risk/Return:
Trading Symbol	SAUFX
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Risk/Return:
Trading Symbol	SAXIX
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Risk/Return:
Trading Symbol	SAMKX
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Risk/Return:
Trading Symbol	SABTX
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Risk/Return:
Trading Symbol	SAUMX
Investor Class Shares | SA International Value Fund | SA International Value Fund
Risk/Return:
Trading Symbol	SAHMX
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Risk/Return:
Trading Symbol	SAISX
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Risk/Return:
Trading Symbol	SAEMX
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Risk/Return:
Trading Symbol	SAREX
Select Class Shares | SA U.S. Fixed Income Fund | Class S
Risk/Return:
Trading Symbol	SAULX
Select Class Shares | SA Global Fixed Income Fund | Class S
Risk/Return:
Trading Symbol	SAFLX
Select Class Shares | SA U.S. Core Market Fund | Class S
Risk/Return:
Trading Symbol	SAALX
Select Class Shares | SA U.S. Value Fund | Class S
Risk/Return:
Trading Symbol	SAVLX
Select Class Shares | SA U.S. Small Company Fund | Class S
Risk/Return:
Trading Symbol	SASLX
Select Class Shares | SA International Value Fund | Class S
Risk/Return:
Trading Symbol	SATLX
Select Class Shares | SA International Small Company Fund | Class S
Risk/Return:
Trading Symbol	SACLX
Select Class Shares | SA Emerging Markets Value Fund | Class S
Risk/Return:
Trading Symbol	SAELX
Select Class Shares | SA Real Estate Securities Fund | Class S
Risk/Return:
Trading Symbol	SARLX
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Risk/Return:
Trading Symbol	SAWMX